Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 2,195	$ 7,881	$ 3,966	$ 14,544	$ 22,343	$ 20,492
Cost of revenue	4,549	6,522	8,283	13,085	24,240	30,705
Gross profit	(2,354)	1,359	(4,317)	1,459	(1,897)	(10,213)
Operating expenses:
Selling, general and administrative expenses	6,715	3,604	14,020	7,249	20,260	13,306
Research and development expenses	17,551	7,746	33,531	16,217	35,900	22,303
Total operating expenses	24,266	11,350	47,551	23,466	56,160	35,609
Loss from operations	(26,620)	(9,991)	(51,868)	(22,007)	(58,057)	(45,822)
Other income (expense):
Forgiveness of Paycheck Protection Program loan	2,860		2,860	0
Interest expense, net	(179)	(34)	(326)	(74)	(189)	(747)
Equity method investment loss	(597)	(102)	(760)	(252)	(1,274)	(1,281)
Change in fair value of debt instruments	(6,008)	312	(45,661)	(2,222)	(20,163)	(2,969)
Gain (loss) on foreign currency	97	(108)	631	(1,654)	(25)	280
Total other income (expense)	(3,827)	68	(43,256)	(4,202)	(21,651)	(4,717)
Loss before income taxes	(30,447)	(9,923)	(95,124)	(26,209)	(79,708)	(50,539)
Provision for income tax	110	80	210	220	569	311
Net loss and comprehensive loss	$ (30,557)	$ (10,003)	$ (95,334)	$ (26,429)	$ (80,277)	$ (50,850)
Net loss per share:
Net loss per share, Basic and diluted	$ (0.90)	$ (0.30)	$ (2.82)	$ (0.79)	$ (2.39)	$ (1.62)
Weighted-average shares outstanding:
Weighted-average shares outstanding, Basic and diluted	33,922,973	33,625,899	33,850,070	33,554,441	33,604,752	31,406,127